Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 211,027,141	$ 114,486,479
Other current financial assets	20,523,276	487,106
Other current non-financial assets	2,167,272	4,409,288
Trade and other current receivables, net	218,178,007	260,440,086
Current accounts receivable from related parties	109,797,820	82,727,781
Inventories	31,740,903	33,390,799
Current taxes receivable	65,164,708	34,438,408
Non-current assets and disposal groups held for sale or distribution to owners	4,205,233	12,993,008
TOTAL CURRENT ASSETS	662,804,360	543,372,955
NON-CURRENT ASSETS
Other non-current financial assets	33,391,398	28,802,568
Other non-current non-financial assets	12,853,459	12,318,443
Trade and other non-current receivables, net	1,032,923	6,788,437
Investments accounted for using the equity method	12,707,221	18,738,198
Intangible assets other than goodwill, net	18,607,973	19,266,874
Goodwill	24,860,356	24,860,356
Property, plant and equipment, net	2,788,204,501	2,726,838,537
Deferred tax assets		18,696,123
TOTAL NON-CURRENT ASSETS	2,891,657,831	2,856,309,536
TOTAL ASSETS	3,554,462,191	3,399,682,491
CURRENT LIABILITIES
Other current financial liabilities	18,815,435	25,696,064
Trade and other current payables	329,448,226	341,088,664
Current accounts payable to related parties	122,862,944	121,018,039
Current provisions	5,296,635	6,493,428
Current tax liabilities	66,933,261	61,457,940
Other current non-financial liabilities		23,330
TOTAL CURRENT LIABILITIES	543,356,501	555,777,465
NON-CURRENT LIABILITIES
Other non-current financial liabilities	781,978,145	854,016,751
Other non-current payables	632,643	1,453,022
Non-current accounts payables to related parties	318,518	251,527
Non-current provisions, other than for employee benefits	63,992,567	57,325,915
Deferred tax liabilities	160,293,916	185,277,005
Non-current provisions for employee benefits	14,875,948	15,820,557
TOTAL NON-CURRENT LIABILITIES	1,022,091,737	1,114,144,777
TOTAL LIABILITIES	1,565,448,238	1,669,922,242
EQUITY
Issued capital	552,777,321	552,777,321
Retained earnings	1,398,018,155	1,199,429,221
Share premium	85,511,492	85,511,492
Other reserves	(74,789,241)	(136,755,547)
Equity attributable to Shareholders of the Parent Company	1,961,517,727	1,700,962,487
Non-controlling interests	27,496,226	28,797,762
TOTAL EQUITY	1,989,013,953	1,729,760,249
TOTAL LIABILITIES AND EQUITY	$ 3,554,462,191	$ 3,399,682,491